Xtrackers High Beta High Yield Bond ETF Investment Strategy - Xtrackers High Beta High Yield Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”), which is comprised of US dollar-denominated high yield corporate bonds that potentially have higher beta to the overall high yield corporate bond market.The fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index.The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. Beta is a measure of a security’s price sensitivity (i.e., volatility); it reflects the rate of change in a security’s price that results from overall market movements. This is accomplished through reviewing the yields of all securities in the eligible universe on a sector basis. Higher yielding bonds tend to exhibit higher beta. If an individual security’s yield is higher than that of its sector’s median yield, it will be eligible for inclusion in the Underlying Index. Currently, the bonds eligible for inclusion in the Underlying Index include US dollar-denominated high yield corporate bonds that: (i) have a composite rating calculated from available ratings among at least one of these three rating agencies: Moody’s® Investors Services (“Moody’s”), Standard & Poor’s® Financial Services, LLC (“S&P”) and Fitch, Inc. (“Fitch”) as sub-investment grade; (ii) are from issuers with at least $1 billion outstanding face value; (iii) have at least $400 million of outstanding face value; (iv) have an original maturity date at most 15 years; and (v) have at least one year to maturity (or at least 20 months to maturity for bonds newly added to the Underlying Index). In addition, the Underlying Index may include a substantial number of bonds offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Under normal circumstances, the Underlying Index is reconstituted and rebalanced on a monthly basis. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes. The Underlying Index is market capitalization weighted and the percentage weight of any issuer is capped at 3%. The Underlying Index is sponsored by Solactive AG (“Solactive” or “Index Provider”), which is not affiliated with or sponsored by the fund or the Advisor.As of October 31, 2025, the Underlying Index was comprised of 686 bonds issued by 367 different issuers with an average amount outstanding of approximately $895 million and a minimum amount outstanding of approximately $236 million, from issuers in the following countries (may reflect country of domicile): Australia, Austria, Bermuda, Cameroon, Canada, Cayman Islands, Chile, Colombia, France, Germany, Ghana, Guatemala, Hong Kong, India, Indonesia, Ireland, Italy, Japan, Jersey Channel Islands, Luxembourg, Macau, the Netherlands, New Zealand, Nigeria, Panama, Singapore, Spain, the United Kingdom, the United Republic of Tanzania, the United States, Ukraine and Zambia.As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers from the United States.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes in high yield bonds.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the communications and consumer cyclical sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The Underlying Index is sponsored by Solactive, which is independent of the fund and the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by Solactive.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.